Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Revenues	$ 15,804	$ 9,846	$ 52,852	$ 37,166
Gross profit	$ 4,039	$ 2,246	$ 11,299	9,094
As Previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues				38,211
Cost of revenues				29,117
Gross profit				9,094
Revision adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues				(1,045)
Cost of revenues				(1,045)
Gross profit
As revised [Member]
Condensed Income Statements, Captions [Line Items]
Revenues				37,166
Cost of revenues				28,072
Gross profit				$ 9,094